Variable Interest Entities (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Variable Interest Entity, Primary Beneficiary, Does Not Hold Majority Voting Interest, Disclosures [Abstract]
Variable Interest Entities Disclosure [Text Block]
Variable Interest Entities

SunCoke Middletown

We purchase all the coke and electrical power generated from SunCoke Middletown’s plant under long-term supply agreements. SunCoke Middletown is a variable interest entity because we have committed to purchase all the expected production from the facility through at least 2031 and we are the primary beneficiary. Therefore, we consolidate SunCoke Middletown’s financial results with our financial results, even though we have no ownership interest in SunCoke Middletown. SunCoke Middletown had income before income taxes of $18.0 and $15.4 for the three months ended March 31, 2016 and 2015 that was included in our consolidated income (loss) before income taxes.

Vicksmetal/Armco Associates

We indirectly own a 50% interest in Vicksmetal/Armco Associates (“VAA”), a joint venture with Vicksmetal Company, which is owned by Sumitomo Corporation. VAA slits electrical steel primarily for AK Steel, though also for third parties. VAA is a variable interest entity and we are the primary beneficiary. Therefore, we consolidate VAA’s financial results with our financial results.

Variable Interest Entities

SunCoke Middletown

We purchase all the coke and electrical power generated from SunCoke Middletown’s plant under long-term supply agreements. SunCoke Middletown is a variable interest entity because we have committed to purchase all the expected production from the facility through at least 2031 and we are the primary beneficiary. Therefore, we consolidate SunCoke Middletown’s financial results with our financial results, even though we have no ownership interest in SunCoke Middletown. SunCoke Middletown had income before income taxes of $62.6, $63.0 and $64.3 for the years ended December 31, 2015, 2014 and 2013 that was included in our consolidated income (loss) before income taxes.

Vicksmetal/Armco Associates

We indirectly own a 50% interest in Vicksmetal/Armco Associates (“VAA”), a joint venture with Vicksmetal Company, which is owned by Sumitomo Corporation. VAA slits electrical steel primarily for AK Steel, though also for third parties. VAA is a variable interest entity and we are the primary beneficiary. Therefore, we consolidate VAA’s financial results with our financial results.